Balances and Transactions with Related Parties (Details) - Schedule of benefits for employment of key management personnel (including directors) not employed ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Balances and Transactions with Related Parties (Details) - Schedule of benefits for employment of key management personnel (including directors) not employed [Line Items]
No. of people	5	5	7	7
Amount	₪ 2,003	$ 623	₪ 636	₪ 1,027
Directors’ fees [Member]
Balances and Transactions with Related Parties (Details) - Schedule of benefits for employment of key management personnel (including directors) not employed [Line Items]
No. of people	5	5	7	7
Amount	₪ 2,003	$ 623	₪ 636	₪ 1,027